Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Central Index Key	0000890746
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	033-51000
Entity Registrant Name	VIDEOTRON LTEE
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	612 St. Jacques Street
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3C 4M8
Entity Common Stock, Shares Outstanding	10,718,326.822
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false